Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Noncancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2022	$ 1,279
2023	970
2024	1,323
2025	1,360
2026	1,397
2027 and thereafter	9,919
Total	$ 16,248